Financial risk management and financial instruments (Tables)	12 Months Ended
Oct. 31, 2021
Financial risk management and financial instruments [Abstract]
Carrying Values of Financial Assets and Liabilities with Fair Value Inputs
The tables below sets out the measurement categories and carrying values of financial assets and liabilities with fair value inputs where relevant.
		Measurement category	Carrying value October 31, 2021	Fair value 2021	Fair value hierarchy 2021/2020	Carrying value October 31, 2020
	Note		$m			$m
Financial assets:

Non-current
Long-term pension assets	22	FV OCI	17.1	Fair value insurance–based input	Level 3	18.2

Current
Cash and cash equivalent	16	Amortized cost	558.4	-	-	737.2
Trade and other receivables	14	Amortized cost	784.2	-	-	648.6
Contract assets	14	Amortized cost	62.0	-	-	33.7
			1,421.7			1,437.7

Financial liabilities:

Non-current
Derivative financial instruments – interest rate swaps[1]	24	FV OCI	-	Fair value Bank institutions	Level 2	77.9
Borrowings (gross)[2]	18	Amortized cost	4,566.0	4,556.5	-	4,699.0
Lease obligations	19	Amortized cost	119.6	-	-	168.2

Current
Derivative financial instruments - interest rate swaps[1]	24	FV OCI	35.7	Fair value Bank Institutions	Level 2	-
Borrowings (gross)[2]	18	Amortized cost	42.0	41.9	-	34.2
Lease obligations	19	Amortized cost	74.9	-	-	82.2
Trade payables and accruals	17	Amortized cost	440.1	-	-	419.2
			5,278.3			5,480.7

[1]
Derivative interest rate swaps are measured at Fair Value through Other Comprehensive Income (“FV OCI”) as a result of hedge accounting. All interest rate swaps are in designated hedge relationships and there are no other derivative financial instruments held as Fair Value through Profit or Loss (“FVTPL”).

[2]
Borrowings have a carrying value (net of unamortised prepaid facility arrangement fees and original issue discount) of $4,548.4 million (2020: $4,640.3 million). Total borrowings (gross) are shown in this table as $4,608.0 million (2020: $4,733.2 million) for the fair value comparison.

Interest Rate Risk
	October 31, 2021	October 31, 2020
Interest rate risk	$m	$m
Interest rate swaps (receive variable, pay fixed)
Fair value of Derivative liability (total of 4 swaps)	(35.7)	(77.9)
Notional amount (4 x $562.5 million)	2,250.0	2,250.0
Maturity date	September 30, 2022	September 30, 2022
Change in fair value of outstanding hedging instruments (OCI hedging reserve excluding deferred tax) (note 27)	42.2	(41.3)
Change in value of hedging instruments (as above adjusted for impact of credit risk)	41.9	(39.9)
Hedging ratio	1:1	1:1

Non-derivative Financial Instruments, Foreign Exchange Risk
Non-Derivative financial instruments – Designated Euro borrowings
	October 31, 2021	October 31, 2020
Foreign exchange risk	$m	$m
Debt designated in hedge relationships
Euro B-1 2020 tranche €600 million (Borrowing maturity date: June 2025), €585 million designated	676.0	700.3
Foreign exchange gain/(loss) on revaluation transferred to OCI-CTA - no sources of ineffectiveness observed in review	6.5	(34.5)
Euro 2017 tranche €453 million (Borrowing maturity date: June 2024), €442 million designated	510.9	528.5
Foreign exchange gain/(loss) on revaluation transferred to OCI-CTA - no sources of ineffectiveness observed in review	4.8	(24.2)
Hedge ratio for each of the two Net investment hedges	1:1	1:1

Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at October 31, 2021 was:
		October 31, 2021	October 31, 2020
	Note	$m	$m
Trade receivables (gross)	14	738.8	628.4
Cash and cash equivalents	16	558.4	737.2
		1,297.2	1,365.6

Key Aggregate Currency Exposures
	Group exposure	+/- 5%	+/- 10%
Key aggregate currency exposures*	$m	$m	$m
Euro (EUR)	1,504.6	75.2	150.4
GB Pounds (GBP)	156.7	7.8	15.6
Indian Rupee (INR)	64.4	3.2	6.4
Japanese Yen (JPY)	53.0	2.7	5.3
Australian Dollar (AUD)	32.5	1.6	3.3
Canadian Dollar (CAD)	31.9	1.6	3.2
Israeli Shekel (ILS)	29.5	1.5	3.0
Chinese Yuan (CNY)	27.3	1.4	2.7
Swedish Krona (SEK)	24.3	1.2	2.4
United Arab Emirates Dirham (AED)	24.2	1.2	2.4
Czech Koruna (CZK)	12.0	0.6	1.2
Mexican Peso (MXN)	10.4	0.5	1.0
Turkish Lira (TRY)	10.2	0.5	1.0
Danish Krone (DKK)	10.1	0.5	1.0

*	Presenting aggregate foreign exchange exposures in excess of $10 million equivalent.

Interest Rate Exposure
Interest rate exposure
Borrowings exposures to variable interest rate changes (based on gross debt excluding the effects of hedging)	Note	Group exposure	LIBOR, EURIBOR +1%
		$m	$m
Euro		1,186.9	11.9
US dollar		3,421.1	34.2
Total gross debt	18	4,608.0	46.1

Net Debt of Group at Statement of Financial Position Date
The net debt of the Group at the Consolidated statement of financial position date is as follows:
		October 31, 2021	October 31, 2020
	Note	$m	$m
Borrowings	18	(4,548.4)	(4,640.3)
Cash and cash equivalents	16	558.4	737.2
Lease obligations	19	(194.5)	(250.4)
Net debt		(4,184.5)	(4,153.5)

Change in Liabilities Arising from Financing Activities for Interest Bearing Loans and Finance Leases
Change in liabilities arising from financing activities for interest bearing loans (note 18 “Borrowings”) and lease obligations (note 19 “Leases”) were as follows:
	Interest bearing loans	Lease obligations	Total
	$m	$m	$m
At November 1, 2020	4,733.2	250.4	4,983.6
Movements arising from financing cash flows
Repayments	(114.1)	(89.5)	(203.6)
Other changes	-	-	-
New leases	-	35.1	35.1
Interest	-	10.0	10.0
Transfer to held for sale	-	(11.4)	(11.4)
The effect of change in foreign exchange rates	(11.1)	(0.1)	(11.2)
At October 31, 2021	4,608.0	194.5	4,802.5

Maturity Analysis of Non-Derivative and Derivative Financial Liabilities
The following table summarises the contractual maturities of the Group’s financial liabilities as at October 31, 2021. The amounts are reported gross and un-discounted and include contractual interest payments where applicable. As a result, these amounts can differ from both the reported carrying value and fair value.

As at October 31, 2021
	Borrowings $m	Lease obligations $m	Derivatives – interest rate swaps $m	Trade payables & accruals $m	Total $m
Within one year	202.6	74.9	35.7	440.1	753.3
In one to two years	191.1	39.9	-	-	231.0
In two to three years	3,453.6	29.7	-	-	3,483.3
In three to five years	1,235.5	28.5	-	-	1,264.0
In more than five years	-	49.1	-	-	49.1
Total	5,082.8	222.1	35.7	440.1	5,780.7
Impact of discount/ financing rates	-	(27.6)	-	-	(27.6)
Total	5,082.8	194.5	35.7	440.1	5,753.1

As at October 31, 2020
	Borrowings $m	Lease obligations $m	Derivatives – interest rate swaps $m	Trade payables & accruals $m	Total $m
Within one year	203.6	82.2	-	419.2	705.0
In one to two years	224.2	69.5	77.9	-	371.6
In two to three years	230.3	43.3	-	-	273.6
In three to five years	3,487.7	49.3	-	-	3,537.0
In more than five years	1,242.0	36.3	-	-	1,278.3
Total	5,387.8	280.6	77.9	419.2	6,165.5
Impact of discount/ financing rates	-	(30.2)	-	-	(30.2)
Total	5,387.8	250.4	77.9	419.2	6,135.3